Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of allocation of plan assets
The Company's 2022 Policy and actual asset allocation for the Company's pension plans based on fair value are as follows:

		Actual plan asset allocation
	Policy	2022	2021
Cash and short-term investments	2%	3%	2%
Bonds and mortgages	38%	35%	37%
Emerging market debt	2%	2%	2%
Private debt	3%	6%	3%
Equities	32%	30%	40%
Real estate	4%	3%	2%
Resource and royalties	5%	7%	5%
Infrastructure	4%	4%	3%
Specialty portfolio (1)	2%	2%	2%
Absolute return	12%	15%	11%
Alternative risk premia	—%	1%	1%
Investment-related liabilities	(4%)	(8%)	(8%)
Total	100%	100%	100%
(1)    In 2021, the specialty portfolio was approved as a new investment strategy.

Fair value of plan assets by class
The following tables present the fair value of plan assets by asset class as at December 31, 2022 and 2021:

	Fair value measurements at December 31, 2022
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$536	$72	$464	$—	$—
Bonds (2)
Canada, U.S. and supranational	466	—	466	—	—
Provinces of Canada and municipalities	3,861	—	3,861	—	—
Corporate	1,389	—	1,389	—	—
Emerging market debt (3)	363	—	363	—	—
Mortgages (4)	16	—	16	—	—
Private debt (5)	997	—	—	—	997
Public equities (6)
Canadian	361	354	7	—	—
U.S.	1,931	2,011	(80)	—	—
International	2,310	2,310	—	—	—
Private equities (7)	689	—	(1)	—	690
Real estate (8)	404	—	—	249	155
Resource and royalties (9)	1,198	365	(8)	841	—
Infrastructure (10)	720	—	76	—	644
Absolute return funds (11)
Multi-strategy	1,390	—	—	—	1,390
Fixed income	8	—	3	—	5
Commodity	71	—	—	—	71
Equity	247	—	—	—	247
Global macro	773	—	—	—	773
Downside protection	70	70	—	—	—
Alternative risk premia (12)	155	—	—	—	155
Total investments (13)	$17,955	$5,182	$6,556	$1,090	$5,127
Investment-related liabilities (14)	(1,479)
Other (15)	113
Total plan assets	$16,589
Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.                  Footnotes to the tables follow on the following page.

	Fair value measurements at December 31, 2021
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$410	$114	$296	$—	$—
Bonds (2)
Canada, U.S. and supranational	603	—	603	—	—
Provinces of Canada and municipalities	5,343	—	5,343	—	—
Corporate	1,493	—	1,493	—	—
Emerging market debt (3)	365	—	365	—	—
Mortgages (4)	19	—	19	—	—
Private debt (5)	723	—	—	—	723
Public equities (6)
Canadian	571	571	—	—	—
U.S.	4,388	4,383	5	—	—
International	2,951	2,951	—	—	—
Private equities (7)	625	—	—	—	625
Real estate (8)	370	—	—	272	98
Resource and royalties (9)	978	293	8	677	—
Infrastructure (10)	654	—	69	—	585
Absolute return funds (11)
Multi-strategy	1,173	—	—	—	1,173
Fixed income	50	—	—	—	50
Commodity	77	—	—	—	77
Equity	295	—	—	—	295
Global macro	708	—	—	—	708
Downside protection	74	74	—	—	—
Alternative risk premia (12)	239	—	—	—	239
Total investments (13)	$22,109	$8,386	$8,201	$949	$4,573
Investment-related liabilities (14)	(1,780)
Other (15)	87
Total plan assets	$20,416

Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient. Footnotes to the tables follow on the following table.
Reconciliation of the fair value of investments categorized as Level 3
The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

	Fair value measurements based on significant unobservable inputs (Level 3)
In millions	Real estate (8)	Resource and royalties (9)	Total

Balance at December 31, 2020	$279	$504	$783
Actual return relating to assets still held at the reporting date	(13)	191	178
Purchases	6	—	6
Disbursements	—	(18)	(18)
Balance at December 31, 2021	272	677	949
Actual return relating to assets still held at the reporting date	(23)	221	198
Purchases	2	—	2
Disbursements	(2)	(57)	(59)
Balance at December 31, 2022	$249	$841	$1,090
(1)Cash and short-term investments with related accrued interest are valued at cost, which approximates fair value, and are categorized as Level 1 and Level 2 respectively.
(2)Bonds are valued using mid-market prices obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments.
(3)Emerging market debt funds are valued based on the net asset value which is readily available and published by each fund's independent administrator.
(4)Mortgages are valued based on the present value of future net cash flows using current market yields for comparable instruments.
(5)Private debt investments are valued based on the net asset value as reported by each fund's manager, generally based on the present value of future net cash flows using current market yields for comparable instruments. In 2022, $36 million (2021 - $16 million) of private debt investments are included as part of the specialty portfolio strategy.
(6)The fair value of public equity investments is based on quoted prices in active markets. In 2022, $5 million (2021 - $nil) of public equity investments are included as part of the specialty portfolio strategy.
(7)Private equity investments are valued based on the net asset value as reported by each fund's manager, generally using discounted cash flow analysis or earnings multiples. In 2022, $304 million (2021 - $295 million) of private equity investments are included as part of the specialty portfolio strategy.
(8)The fair value of real estate investments categorized as Level 3 includes immovable properties. Land is valued based on the fair value of comparable assets, and income producing properties are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of all immovable properties are performed triennially on a rotational basis. The fair value of real estate investments categorized as NAV consists mainly of investments in real estate private equity funds and is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(9)Resource and royalties investments categorized as Level 1 are valued based on quoted prices in active markets. Resource and royalties participation traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments in resource and royalties categorized as Level 3 consist of operating resource and royalties properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. Estimated future net cash flows are based on forecasted oil, gas or other commodity prices and future projected annual production and costs.
(10)The fair value of infrastructure investments categorized as Level 2 is based on the present value of future cash flows using current market yields for comparable instruments. The fair value of infrastructure funds categorized as NAV is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(11)Absolute return investments are valued using the net asset value as reported by each fund's independent administrator. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. In 2022, $35 million (2021 - $39 million) of absolute return investments are included as part of the specialty portfolio strategy.
(12)Alternative risk premia investments are valued using the net asset value as reported by each fund's independent administrator or fund manager. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.
(13)Derivative financial instruments, which are included in total investments, are valued using quoted market prices when available and are categorized as Level 1, or based on valuation techniques using market data when quoted market prices are not available and are categorized as Level 2. Derivatives are included in the investment asset categories based on their underlying exposure and have the following fair value net asset/unrealized gain or (net liability/unrealized loss) positions at December 31, 2022 and 2021:
•Bonds: $(23) million of bond forwards (2021 - $64 million), $1 million of options (2021 - $nil), $(1) million of credit default swaps (2021 - $(2) million) and $(1) million of swaps (2021 - $(1) million).
•Emerging market debt: $2 million of swaps (2021 - $nil) and $nil for foreign exchange forwards (2021 - $4 million).
•Public equities: $(16) million of foreign exchange forwards (2021 - $(5) million) and $(57) million of swaps (2021 - $10 million).
•Private equities: $(1) million of foreign exchange forwards (2021 -$nil).
•Resource and royalties: $(44) million of commodity swaps (2021 - $(30) million).
•Infrastructure: $1 million of foreign exchange forwards (2021 - $1 million).
•Absolute return funds: $3 million of foreign exchange forwards (2021 - $nil) and $70 million of options (2021 - $74 million).
(14)Investment-related liabilities include securities sold under repurchase agreements. The securities sold under repurchase agreement do not meet the conditions to be removed from the assets and are therefore maintained on the books with an offsetting liability recorded to represent the financing nature of this transaction. These agreements are recorded at cost which together with accrued interest approximates fair value due to their short-term nature.
(15)Other consists of operating assets of $155 million (2021 - $134 million) and liabilities of $42 million (2021 - $47 million) required to administer the Trusts' investment assets and the plans' benefits and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.
Schedule of obligations and funded status
Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2022	2021	2022	2021
Change in benefit obligation
Projected benefit obligation at beginning of year		$17,813	$19,499	$212	$228
Amendments		—	—	(21)	—
Curtailments		—	(52)	—	—
Interest cost		468	392	5	5
Actuarial gain on projected benefit obligation (1)		(3,548)	(1,206)	(40)	(7)
Current service cost		157	197	2	2
Plan participants' contributions		60	61	—	—
Foreign currency changes		19	(3)	3	(2)
Benefit payments, settlements and transfers		(1,060)	(1,075)	(14)	(14)
Projected benefit obligation at the end of the year (2)		$13,909	$17,813	$147	$212
Component representing future salary increases		(85)	(179)	—	—
Accumulated benefit obligation at end of year		$13,824	$17,634	$147	$212
Change in plan assets
Fair value of plan assets at beginning of year		$20,416	$19,723	$—	$—
Employer contributions		47	104	—	—
Plan participants' contributions		60	61	—	—
Foreign currency changes		14	(2)	—	—
Actual return on plan assets		(2,888)	1,605	—	—
Benefit payments, settlements and transfers		(1,060)	(1,075)	—	—
Fair value of plan assets at end of year (2)		$16,589	$20,416	$—	$—
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year		$2,680	$2,603	$(147)	$(212)
(1)Substantially all of the pensions' actuarial gain for the year ended December 31, 2022 and December 31, 2021 is the result of the change in the end of year discount rate of the current year versus the prior year (211 basis points increase for 2022 and 60 basis points increase for 2021).
(2)For the CN Pension Plan, as at December 31, 2022, the projected benefit obligation was $12,887 million (2021 - $16,557 million) and the fair value of plan assets was $15,838 million (2021 - $19,485 million). The measurement date of all plans is December 31.

Amounts recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets

		Pensions		Other postretirement benefits
In millions	December 31,	2022	2021	2022	2021
Noncurrent assets - Pension asset		$3,033	$3,050	$—	$—
Current liabilities (Note 15)		—	—	(14)	(14)
Noncurrent liabilities - Pension and other postretirement benefits		(353)	(447)	(133)	(198)
Total amount recognized		$2,680	$2,603	$(147)	$(212)

Amounts recognized in accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 21)

		Pensions		Other postretirement benefits
In millions	December 31,	2022	2021	2022	2021
Net actuarial gain (loss) (1)		$(2,730)	$(2,425)	$39	$3
Prior service credit (cost)		$—	$—	$22	$3
(1)In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. Net actuarial loss was restated by $333 million from $2,092 million under the prior method to $2,425 million for the year ended December 31, 2021. See Note 2 – Change in accounting policy for additional information.
Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for defined benefit pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions
In millions	December 31,	2022	2021
Accumulated benefit obligation (1)		$543	$542
Fair value of plan assets (1)		$199	$111
(1)    All of the Company's other postretirement benefit pension plans have an accumulated benefit obligation in excess of plan assets.

Information for the pension plans with a projected benefit obligation in excess of plan assets
Information for defined benefit pension plans with a projected benefit obligation in excess of plan assets

		Pensions
In millions	December 31,	2022	2021
Projected benefit obligation		$631	$661
Fair value of plan assets		$278	$214

Components of net periodic benefit cost (income)
Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2022	2021	2020	2022	2021	2020
Current service cost		$157	$197	$175	$2	$2	$2
Other components of net periodic benefit cost (income)
Interest cost		468	392	532	5	5	6
Settlement loss		1	2	2	—	—	—
Expected return on plan assets (1)		(1,132)	(1,076)	(1,095)	—	—	—
Amortization of prior service cost (credit)		—	—	3	(2)	(1)	—
Amortization of net actuarial loss (gain) (1)		166	275	265	(4)	(4)	(5)
Total Other components of net periodic benefit cost (income) (1)		$(497)	$(407)	$(293)	$(1)	$—	$1
Net periodic benefit cost (income) (1)		$(340)	$(210)	$(118)	$1	$2	$3
(1)In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. Expected return on plan assets was restated by $15 million from $1,061 million under the prior method to $1,076 million for the year ended December 31, 2021 and by $nil for the year ended December 31, 2020. Amortization of net actuarial loss on pensions was restated by $6 million from $269 million under the prior method to $275 million for the year ended December 31, 2021 and by $23 million from $242 million under the prior method to $265 million for the year ended December 31, 2020. See Note 2 – Change in accounting policy for additional information.
Weighted-average assumptions used in accounting for pensions and other postretirement benefits
Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

	Pensions			Other postretirement benefits
December 31,	2022	2021	2020	2022	2021	2020
To determine projected benefit obligation
Discount rate (1)	5.26%	3.15%	2.55%	5.23%	3.06%	2.53%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost (3)	3.40%	3.02%	3.20%	3.43%	2.95%	3.35%
Rate to determine interest cost (3)	2.67%	2.10%	2.86%	2.74%	1.90%	2.84%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Expected return on plan assets (4)	7.00%	6.79%	7.00%	N/A	N/A	N/A
(1)    The Company's discount rate assumption, which is set annually at the end of each year, is determined by management with the aid of third-party actuaries. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. For the Canadian pension and other postretirement benefit plans, future expected benefit payments are discounted using spot rates based on a derived AA corporate bond yield curve for each maturity year.
(2)    The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)    The Company uses the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans. Under the spot rate approach, individual spot discount rates along the same yield curve used in the determination of the projected benefit obligation are applied to the relevant projected cash flows at the relevant maturity.
(4)    The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the investment policy. For 2022, the Company used a long-term rate of return assumption of 7.00% on the market-related value of plan assets to compute net periodic benefit cost (income). In 2023, the Company will increase the expected long-term rate of return on plan assets by 60 basis points to 7.60% to reflect management's current view of long-term investment returns.

Estimated future benefit payments
Expected future benefit payments
The following table provides the expected benefit payments for pensions and other postretirement benefits for the next five years and the subsequent five-year period:

In millions	Pensions	Other postretirement benefits
2023	$1,055	$14
2024	$1,064	$12
2025	$1,056	$12
2026	$1,047	$11
2027	$1,039	$10
Years 2028 to 2032	$5,020	$47